Schedule of Future Lease Obligations (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financing Lease Obligations
2021	$ 1,663,320	$ 1,531,108
2022	1,099,666	769,619
2023	540,146	210,219
Total payments	3,303,132	2,510,946
Amount representing interest	(215,954)	(158,068)
Lease obligation, net	3,087,178	2,352,878	$ 2,400,565	$ 3,790,147
Total payments	$ 3,303,132	$ 2,510,946